Derivative financial instrument:	6 Months Ended
Jun. 30, 2020
Derivative financial instrument
Derivative financial instrument:

11. Derivative financial instrument:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction with a leading international bank, for the purpose of managing its exposure to LIBOR variability that the Partnership has under the $675 Million Credit Facility. The swap transaction, which is effective from June 29, 2020, provides for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings.

As of June 30, 2020, the outstanding notional amount of Partnership’s interest rate swap was $639.0 million. The fair value of this interest rate swap outstanding at June 30, 2020 amounted to a liability of $3,349 and is included in Derivative financial instrument in accompanying consolidated condensed balance sheet. The Partnership had no derivative financial instruments as of December 31, 2019.

As of June 30, 2020, the Partnership recognized a loss on derivative financial instrument of $3.4 million, which is included in Loss on derivative financial instrument in the accompanying unaudited interim condensed consolidated statements of income.